INTERESTS IN JOINT ARRANGEMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Current Assets	$ 4,274,618	$ 4,175,578
Non-current Assets	13,884,694	13,734,786	$ 13,405,187
Total Joint Arrangement Assets	18,159,312	17,910,364	17,180,108
Current Liabilities	1,362,950	2,071,742
Non-current Liabilities	8,072,647	7,829,593
Equity	8,723,715	8,009,029	8,259,984	$ 7,818,504
Total Joint Arrangement Liabilities	18,159,312	17,910,364
Income	6,546,146	6,011,819	7,102,070
Celulosa y Energia Punta Pereira S.A. [Member]
Statement [Line Items]
Current Assets	406,706	408,066
Non-current Assets	1,915,522	1,948,800
Total Joint Arrangement Assets	2,322,228	2,356,866
Investment Assets	1,077,584	1,089,204
Current Liabilities	41,608	44,798
Non-current Liabilities	125,452	133,661
Equity	2,155,168	2,178,407
Total Joint Arrangement Liabilities	2,322,228	2,356,866
Income	1,017,324	941,429	1,108,952
Expenses	(668,473)	(664,772)	(636,797)
Joint arrangement net income (loss)	348,851	276,657	472,155
Forestal Cono Sur S.A. [Member]
Statement [Line Items]
Current Assets	55,490	51,173
Non-current Assets	157,848	150,619
Total Joint Arrangement Assets	213,338	201,792
Investment Assets	99,392	95,975
Current Liabilities	5,971	5,911
Non-current Liabilities	8,584	3,931
Equity	198,783	191,950
Total Joint Arrangement Liabilities	213,338	201,792
Income	8,061	8,775	2,870
Expenses	(1,226)	3,632	(434)
Joint arrangement net income (loss)	6,835	12,407	2,436
Eufores S.A. [Member]
Statement [Line Items]
Current Assets	176,029	150,509
Non-current Assets	1,151,591	965,695
Total Joint Arrangement Assets	1,327,620	1,116,204
Investment Assets	467,615	388,002
Current Liabilities	248,064	223,974
Non-current Liabilities	144,326	116,226
Equity	935,230	776,004
Total Joint Arrangement Liabilities	1,327,620	1,116,204
Income	321,339	288,378	252,524
Expenses	(280,007)	(216,764)	(237,338)
Joint arrangement net income (loss)	41,332	71,614	15,186
Zona Franca Punta Pereira S.A. [Member]
Statement [Line Items]
Current Assets	8,407	6,842
Non-current Assets	419,279	425,634
Total Joint Arrangement Assets	427,686	432,476
Investment Assets	169,612	171,121
Current Liabilities	88,462	90,235
Non-current Liabilities	0	0
Equity	339,224	342,241
Total Joint Arrangement Liabilities	427,686	432,476
Income	21,875	21,172	20,703
Expenses	(24,892)	(24,139)	(10,120)
Joint arrangement net income (loss)	$ (3,017)	$ (2,967)	$ 10,583